Share-based Compensation - Fair Values of Share Options Granted (Details) - Share Options	12 Months Ended
	Dec. 31, 2019 Multiple ¥ / shares	Dec. 31, 2018 Multiple ¥ / shares	Dec. 31, 2017 Multiple ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	49.92%	50.71%	51.61%
Expected volatility, Maximum	50.65%	51.25%	52.41%
Risk-free interest rate, Minimum	1.80%	2.83%	3.28%
Risk-free interest rate, Maximum	2.52%	3.15%	3.62%
Exercise multiple | Multiple	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Contractual term	10 years	10 years	10 years
Expected forfeiture rate (post-vesting)			0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	0.00%	0.00%
Share price	¥ 94.96	¥ 122.52	¥ 8.44
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)	20.00%	20.00%
Share price	¥ 310.64	¥ 153.23	¥ 23.98